SUPPLEMENTAL FINANCIAL INFORMATION (Details 6) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ 2,256	$ 355
Trade and other receivables
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(201)	968
Inventory
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	232	(186)
Prepaid expenses and other assets
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(160)	(213)
Accounts payable and accrued liabilities
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ 2,385	$ (214)